Other non-current assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 CNY (¥)	Aug. 01, 2013 CNY (¥)
Other non-current assets
Interest-free housing loan program amount authorized			¥ 40,000		¥ 20,000
Repayment term on interest-free housing loans	5 years	5 years	5 years
Interest-free housing loans granted	$ 6,824		¥ 26,911	¥ 44,207
Interest-free housing loans granted, non-current portion	3,476		15,288	22,520
Allowance for loans granted			0	0
Long-term rental deposits	8,849		29,034	57,325
Prepayments to acquire equipment	$ 1,384	¥ 8,963	¥ 11,595
Minimum
Other non-current assets
Repayment term on interest-free housing loans	3 years	3 years
Maximum
Other non-current assets
Interest-free housing loan amount authorized per employee				¥ 500
Repayment term on interest-free housing loans	5 years	5 years